Shareholders' Equity	12 Months Ended
Jun. 30, 2026
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

Note 13 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was incorporated in the Cayman Islands on July 4, 2023 as a holding company. On January 26, 2026, the Company’s shareholders approved, among other things, an increase in the Company’s authorized share capital to $100,000, the adoption of a dual-class share structure comprising Class A Ordinary Shares and Class B Ordinary Shares, the re-designation of the issued ordinary shares held by Eascor Holding Limited and Beverly Holding Limited, entities wholly owned by the Company’s Chief Executive Officer, as 206,598 Class B Ordinary Shares and of the remaining issued ordinary shares as Class A Ordinary Shares, and the adoption of the second amended and restated memorandum and articles of association. On June 5, 2026, at a meeting of the holders of Class A Ordinary Shares and an extraordinary general meeting, the shareholders approved an increase in the Company’s authorized share capital to $250,000,000, an increase in the voting rights of each Class B Ordinary Share from 30 votes to 100 votes, the adoption of the third amended and restated memorandum and articles of association, and the authorization of the board of directors to effect one or more further consolidations of the Class A Ordinary Shares at a ratio of not less than 1-for-2 and not more than 1-for-1,000 within five years.

On April 2, 2026, the Company effected a 25-for-1 share consolidation of its ordinary shares, and on September 17, 2026, the Company effected a further 25-for-1 consolidation of its Class A Ordinary Shares. The Class B Ordinary Shares were not affected by the September 2026 consolidation. Fractional entitlements resulting from the consolidations were rounded up to the next whole share. As both consolidations became effective before the issuance of these combined and consolidated financial statements, they have been accounted for on a retroactive basis pursuant to ASC 260, and all share and per share data for all periods presented have been retroactively adjusted.

As of June 30, 2026, after giving retroactive effect to the share consolidations, the Company’s authorized share capital consisted of 3,200,000,000 Class A Ordinary Shares with a par value of $0.0625 each and 20,000,000,000 Class B Ordinary Shares with a par value of $0.0025 each. As of June 30, 2026 and 2025, 57,510 and 34,416 Class A Ordinary Shares, respectively, and 206,598 Class B Ordinary Shares were issued and outstanding.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights, including dividend and liquidation rights, except for voting and conversion rights. Each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 100 votes on all matters submitted to a vote of shareholders. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder, while Class A Ordinary Shares are not convertible into shares of any other class.

Recapitalization

By April 15, 2024, the Company effectuated a series of share recapitalizations (the “Recapitalization”). As a result of the Recapitalization, the Company had nominal issuance of ordinary shares to the existing ordinary shareholders, after which the Company had an aggregate of 238,334 ordinary shares issued and outstanding, comprising 31,736 Class A Ordinary Shares and 206,598 Class B Ordinary Shares (25,000,001 ordinary shares prior to the share consolidations effected in April and September 2026). The Company believes that the Recapitalization should be accounted for on a retroactive basis pursuant to ASC 260. All ordinary shares and per share data for all periods have been retroactively restated accordingly.

Private Placements

On August 20, 2025, the Company entered into an Ordinary Share Purchase Agreement with White Lion Capital LLC, a Nevada limited liability company (the “White Lion Capital”). Pursuant to the Purchase Agreement, White Lion Capital is committed to purchase the Company’s Class A ordinary shares, par value $0.0625 per share, with an aggregate gross purchase price of up to $10,000,000 from time to time during the period commencing on August 20, 2025 and ending on the earlier of (i) the date on which White Lion Capital shall have purchased an aggregate number of the Company’s Class A ordinary shares equal to the Commitment Amount or (ii) the later of the 18 month anniversary of the Execution Date or the first closing. The Commitment Amount may be increased up to $30,000,000 upon the mutual written consent of White Lion Capital and the Company. On December 1, 2025, the Company issued 640 Class A Ordinary Shares (with 80 commitment shares) of the Company at a price of $293.75 per share for net proceeds of $144,427. On December 15, 2025, the Company issued 560 Class A Ordinary Shares of the Company at a price of $133.75 per share for net proceeds of $74,827. On February 3, 2026, the Company issued 160 Class A Ordinary Shares of the Company at a price of $110.25 per share for net proceeds of $17,052. On April 13, 2026, the Company issued 800 Class A Ordinary Shares of the Company at a price of $50.25 per share for net proceeds of $40,127. On April 14, 2026, the Company issued 800 Class A Ordinary Shares of the Company at a price of $46.50 per share for net proceeds of $37,127. On April 15, 2026, the Company issued 1,400 Class A Ordinary Shares of the Company at a price of $40.50 per share for net proceeds of $56,627. On April 16, 2026, the Company issued 800 Class A Ordinary Shares of the Company at a price of $36.25 per share for net proceeds of $28,927. On April 17, 2026, the Company issued 800 Class A Ordinary Shares of the Company at a price of $41.75 per share for net proceeds of $33,327. In connection with the foregoing issuances, the Company incurred offering costs of $27,196, which were charged against additional paid-in capital, resulting in total net proceeds of $405,245. Subsequent to June 30, 2026, on September 14, 2026, the Company issued 31,040 Class A Ordinary Shares to White Lion Capital at a price of $10.48 per share for net proceeds of $325,144.

Issuance for convertible notes

On September 4, 2025, Intercont entered into a Securities Purchase Agreement (the “Streeterville Purchase Agreement”) with Streeterville Capital, LLC, a Utah limited liability company (“Streeterville Capital”), pursuant to which Streeterville Capital agreed to purchase from Intercont one or more pre-paid purchases (each a “Pre-Paid Purchase” and together the “Pre-Paid Purchases”) in the aggregate purchase amount of up to $10,000,000.00 (the “Streeterville Commitment Amount”) for the purchase of Intercont’s Class A Ordinary Shares (the “Purchase Shares”). At the closing of the Streeterville Purchase Agreement (the “Closing”) on September 9, 2025, Intercont issued 137 Ordinary Shares to Streeterville Capital as a commitment fee (the “Streeterville Commitment Shares” and together with the White Lion Commitment Shares, the “Commitment Shares”) and 4,088 Ordinary Shares to be used as pre-delivery shares (the “Streeterville Pre-Delivery Shares”). The Purchase Agreement provides for an initial Pre-Paid Purchase in the principal amount of $2,175,000, before deducting an original issue discount (the “OID”) of $160,000 and a transaction expense amount of $15,000 (the “Initial Pre-Paid Purchase”). The Company received net proceeds of $2,000,000 on September 10, 2025. The Purchase Agreement provides for a second Pre-Paid Purchase in the principal amount of $540,000, before deducting an original issue discount (the “OID”) of $40,000. The Company received net proceeds of $500,000 on January 12, 2026.

On April 30, 2026, Intercont entered into a Payoff Acknowledgment and Termination Agreement with Streeterville Capital to terminate the Streeterville Purchase Agreement. Intercont paid an aggregate payoff amount of $1,901,394 and recognized loss on termination of convertible note of $1,781,591 in the combined and consolidated statements of (loss) income for the year ended June 30, 2026.

Dividends

Dividends declared and paid by the subsidiaries of the Group for the year ended June 30, 2024 are listed below. There was no dividend declaration for the years ended June 30, 2026 and 2025.

Subsidiaries	Date of Dividends	Amounts	Receiving Shareholder
Top Moral	September 8, 2023	$600,000	Ocean Master Worldwide Corporation
Max Bright	November 15, 2023	$3,700,000	Ocean Master Worldwide Corporation
Top Creation	November 15, 2023	$2,800,000	Ocean Master Worldwide Corporation
Top Legend	November 16, 2023	$3,700,000	Ocean Master Worldwide Corporation
Top Moral	November 20, 2023	$800,000	Ocean Master Worldwide Corporation
Top Moral	March 12, 2024	$200,000	Ocean Master Worldwide Corporation
Total		$11,800,000

Warrants

On March 31, 2025, the Company issued 134 warrants to Kingswood Capital Partners, LLC as additional compensation for underwriter services. Each warrant entitles the holder to purchase one Class A Ordinary Share. The warrants are exercisable at any time and from time to time from September 30, 2025 to March 31, 2030 at an exercise price of $5,250.00 per share. Since the warrants are indexed to the Company’s own stock and meet all other conditions for equity classification, the Company classified the warrants in stockholders’ equity as part of additional paid-in capital, and no subsequent re-measurement is required. During the year ended June 30, 2026, no warrants were exercised. As of June 30, 2026, all 134 warrants issued were outstanding and exercisable. The fair value of the warrants as of March 31, 2025 was $386,644, measured using the Black-Scholes option pricing model with the following key assumptions:

As of March 31, 2025
Expected term	5 years
Expected average volatility	121.1%
Expected dividend yield	0%
Risk-free interest rate	3.89%

A summary of warrants activity was as follows:

	Number of warrants	Weighted average exercise price per share	Weighted average remaining contractual life	Expiration dates
Balance of warrants outstanding as of June 30, 2024	-	-	-	-
- March 2025 Warrants	134	5,250.00	5 years	March 31, 2030
Balance of warrants outstanding as of June 30, 2025	134	5,250.00	4.75 years
Granted	-	-	-
Balance outstanding and exercisable as of June 30, 2026	134	5,250.00	3.75 years